SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Research & development	$ 317,968	$ 479,635	$ 537,294	$ 732,717	$ 1,266,158	$ 824,336
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount			7,699,880	598,248	978,557	520,856
Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount					24,522	26,868